Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Plant [Member] | Bottom of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Plant [Member] | Top of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	14 years
Computers and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements [Member] | Bottom of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member] | Top of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and Equipment [Member] | Bottom of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Equipment [Member] | Top of Range [member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	16 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful life	7 years